Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognized in balance sheet

	As at 31 December
	2018 RMB’000	2019 RMB’000
Associates
-Share of net assets	4,297,265	4,973,464
Joint ventures
-Share of net assets	229,868	235,294

	4,527,133	5,208,758

Summary of amounts recognized in share of profit of investments accounted for using the equity method

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Associates	1,200,141	839,425	927,814
Joint ventures	43,552	46,172	44,779

	1,243,693	885,597	972,593

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2018 RMB’000	2019 RMB’000
As at 1 January	212,249	229,868
Investment addition	7,979	-
Share of profit	46,172	44,779
Cash dividends distribution	(36,532)	(39,353)

As at 31 December	229,868	235,294

Summary of principal activities of material associates/joint ventures

As at 31 December 2019 and 31 December 2018	Place of business/country of incorporation	% of ownership interest	Principal activities	Measure -ment method
BOC	PRC	50.00	Production and sales of industrial gases	Equity
Shanghai Petrochemical Pressure Vessel Testing Center(“JYJC”)	PRC	50.00	Provide inspection and testing service	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	PRC	50.00	Production and sales of industrial gases	Equity

Summarized financial information for associates/joint ventures

Summarized balance sheet for joint ventures

As at 31 December 2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Current
Cash and cash equivalents	137,505	8,086	42,415
Other current assets (excluding cash)	68,454	11,441	14,164

Total current assets	205,959	19,527	56,579

Total current liabilities	(41,962)	(4,607)	(3,745)

Non-current
Total non-current assets	198,555	2,357	44,589
Total non-current liabilities	-	-	-

Net assets	362,552	17,277	97,423

As at 31 December 2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Current
Cash and cash equivalents	182,548	11,200	51,386
Other current assets (excluding cash)	64,837	9,557	12,565

Total current assets	247,385	20,757	63,951

Total current liabilities	(37,444)	(3,993)	(3,460)

Non-current
Total non-current assets	181,372	1,937	36,972
Total non-current liabilities	(26,378)	-	-

Net assets	364,935	18,701	97,463

Summarized statement of comprehensive income for joint ventures

2017	BOC RMB’000	Jinpu RMB’000	Yangu Gas RMB’000
Revenue	410,254	13,848	59,883
Depreciation and amortization	(45,680)	(7,452)	(9,829)
Interest income	503	-	360
Interest expense	(190)	(533)	-
Profit/(loss) from continuing operations	108,072	(6,605)	(1,172)
Income tax expense	(26,803)	-	-
Post-tax profit/(loss) from continuing operations	81,269	(6,605)	(1,172)
Other comprehensive income	-	-	-

Total comprehensive income/(loss)	81,269	(6,605)	(1,172)

Dividends declared by joint venture	44,000	-	-

2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Revenue	423,160	21,542	58,679
Depreciation and amortization	(46,456)	-	(2,245)
Interest income	1,154	27	541
Interest expense	-	-	-
Profit/(loss) from continuing operations	114,275	1,833	(2,518)
Income tax expense	(27,799)	(450)	-
Post-tax profit/(loss) from continuing operations	86,476	1,383	(2,518)
Other comprehensive income	-	-	-

Total comprehensive income/(loss)	86,476	1,383	(2,518)

Dividends declared by joint venture	73,000	64	-

2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Revenue	414,374	29,290	55,302
Depreciation and amortization	(50,199)	-	(11,272)
Interest income	636	308	1,119
Interest expense	-	-	-
Profit from continuing operations	108,565	3,107	40
Income tax expense	(28,382)	(777)	-
Post-tax profit from continuing operations	80,183	2,330	40
Other comprehensive income	-	-	-

Total comprehensive income	80,183	2,330	40

Dividends declared by joint venture	77,800	906	-

Reconciliation of summarized financial information for joint ventures

2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Opening net assets 1 January	349,076	—	99,941
Net assets as at 31 March	—	15,958	—
Profit/(loss) for the year	86,476	1,383	(2,518)
Other comprehensive income	-	-	-
Declared dividends	(73,000)	(64)	-

Closing net assets (a)	362,552	17,277	97,423
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	181,276	8,638	48,713
Unrealized downstream transactions	(8,759)	-	-

Carrying value	172,517	8,638	48,713

2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Opening net assets 1 January	362,552	17,277	97,423
Profit for the year	80,183	2,330	40
Other comprehensive income	-	-	-
Declared dividends	(77,800)	(906)	-

Closing net assets	364,935	18,701	97,463
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	182,467	9,350	48,733
Unrealized downstream transactions	(5,256)	-	-

Carrying value	177,211	9,350	48,733

(a)

JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. For the year ended 31 December 2018, the related disposal gain of RMB 1,622 thousands was included in Other gains – net.

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2018	2019
	RMB’000	RMB’000
As at 1 January	4,239,795	4,297,265
Additions (Note 30)	-	320,000
Share of profit	839,425	904,265
Other comprehensive income/(loss)	(7,014)	7,449
Cash dividends distribution	(774,941)	(555,515)

As at 31 December	4,297,265	4,973,464

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures

Name of entity	Place of business/country of incorporation	% of ownership interest	Principal activities	Measure -ment method
Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”)	PRC	20.00	Manufacturing and distribution of chemical products	Equity
Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity

Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)	PRC	40.00	Production of resins products	Equity
Shanghai Azbil Automation Company Limited (“Azbil”)	PRC	40.00	Service and maintenance of building automation systems and products	Equity
Shanghai Shidian Energy Company Limited (“Shidian Energy”) (i)	PRC	40.00	Electric power supply	Equity

Name of entity	Place of business/country of incorporation	% of ownership interest	Principal activities	Measure -ment method
Shanghai Secco	PRC	20.00	Manufacturing and distribution of chemical products	Equity
Chemical Industry	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity

Jinsen	PRC	40.00	Production of resins products	Equity
Azbil	PRC	40.00	Service and maintenance of building automation systems and products	Equity
(i)	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.

Summarized financial information for associates/joint ventures

Summarized balance sheet for material associates

As at 31 December 2018		Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Current
- Current assets		9,537,354	3,785,819	100,065	189,514
- Current liabilities		(2,232,583)	(1,433,001)	(14,855)	(68,106)
Non-current
- Non-current assets		5,517,999	3,219,257	68,128	2,586
- Non-current liabilities		-	(514,254)	-	-

Net Assets		12,822,770	5,057,821	153,338	123,994

As at 31 December 2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
- Current assets	11,858,124	4,356,339	85,302	204,965	745,425
- Current liabilities	(3,196,334)	(1,468,162)	(18,114)	(75,572)	(9,849)
Non-current
- Non-current assets	5,020,292	3,153,858	69,154	3,049	69,588
- Non-current liabilities	(12,730)	(485,735)	-	-	-

Net Assets	13,669,352	5,556,300	136,342	132,442	805,164

Summarized statement of comprehensive income for material associates

2017	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Revenue	29,186,371	2,664,866	193,007	234,852
Post-tax profit/(loss) from continuing operations	5,179,254	407,709	(17,069)	26,182
Other comprehensive loss	-	(2,116)	-	-

Total comprehensive income/(loss)	5,179,254	405,593	(17,069)	26,182

Dividends declared by associate	2,105,600	53,001	-	17,000

2018	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Revenue	26,319,957	1,880,004	208,901	255,554
Post-tax profit/(loss) from continuing operations	3,228,682	472,804	(12,845)	30,119
Other comprehensive loss	-	(18,331)	-	-

Total comprehensive income/(loss)	3,228,682	454,473	(12,845)	30,119

Dividends declared by associate	3,675,840	61,001	-	25,900

2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Revenue	28,341,032	1,936,537	197,199	297,694	112,143
Post-tax profit/(loss) from continuing operations	3,383,582	609,540	(16,996)	38,448	5,166
Other comprehensive income	-	19,470	-	-	-

Total comprehensive income/(loss)	3,383,582	629,010	(16,996)	38,448	5,166

Dividends declared by associate	2,537,000	79,000	-	30,000	-

Reconciliation of summarized financial information for material associates

2018		Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Opening net assets 1 January		13,269,928	4,664,349	166,183	119,775
Profit/(loss) for the year		3,228,682	472,804	(12,845)	30,119
Other comprehensive loss		-	(18,331)	-	-
Declared dividends		(3,675,840)	(61,001)	-	(25,900)

Closing net assets		12,822,770	5,057,821	153,338	123,994

% of ownership interest		20.00%	38.26%	40.00%	40.00%
Interest in associates		2,564,556	1,935,122	61,335	49,598
Unrealized upstream and downstream transaction		(9,512)	-	-	-
Unentitled portion (Note a)		-	(348,346)	-	-

Carrying value		2,555,044	1,586,776	61,335	49,598

2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Opening net assets 1 January	12,822,770	5,057,821	153,338	123,994	—
Profit/(loss) for the year	3,383,582	609,540	(16,996)	38,448	5,166
Increase in share capital	-	-	-	-	800,000
Other comprehensive Income	-	19,470	-	-	-
Decrease in reserves	-	(51,535)	-	-	-
Declared dividends	(2,537,000)	(79,000)	-	(30,000)	-
Closing net assets	13,669,352	5,556,296	136,342	132,442	805,166

% of ownership interest	20.00%	38.26%	40.00%	40.00%	40.00%
Interest in associates	2,733,872	2,125,839	54,537	52,977	322,066
Unrealized upstream and downstream transaction	(9,512)	-	-	-	(22,708)
Unentitled portion (Note a)	-	(328,629)	-	-	-

Carrying value	2,724,360	1,797,210	54,537	52,977	299,358

Note a: Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry that cannot be shared by other shareholders.

Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summarized financial information for associates/joint ventures

	2018 RMB’000	2019 RMB’000
Aggregate carrying value of investments at 31 December	44,512	45,022
Aggregate amounts of the group’s share of:
Profit for the year	5,884	6,400
Total comprehensive income	5,884	6,400